Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Nature of Business

The Bryn Mawr Trust Company (the "Bank") received its Pennsylvania banking charter in 1889 and is a member of the Federal Reserve System. In 1986, Bryn Mawr Bank Corporation (the "Corporation") was formed and on January 2, 1987, the Bank became a wholly-owned subsidiary of the Corporation. The Bank and Corporation are headquartered in Bryn Mawr, Pennsylvania, a western suburb of Philadelphia. The Corporation and its subsidiaries provide wealth management, community banking, residential mortgage lending, insurance and business banking services to its customers through 17 full service branches and seven retirement community offices throughout Montgomery, Delaware and Chester counties. In 2008, the Corporation opened the Bryn Mawr Trust Company of Delaware in Greenville, Delaware, to further its long-term growth strategy, and diversify its asset base and client accounts. The common stock of the Corporation trades on the NASDAQ Stock Market ("NASDAQ") under the symbol BMTC.

On May 27, 2011, the acquisition of the Private Wealth Management Group ("PWMG") of the Hershey Trust Company ("HTC") by the Corporation (the "PWMG Acquisition" or the "Acquisition of PWMG") was completed. The Acquisition of PWMG initially increased the Corporation's Wealth Management Division assets under management by $1.1 billion. In addition, the acquisition enabled the Wealth Management Division to extend into central Pennsylvania by continuing to operate the former PWMG offices located in Hershey, Pennsylvania.

On July 1, 2010, the merger of First Keystone Financial, Inc. ("FKF") with and into the Corporation (the "Merger with FKF" or the "FKF Merger"), and the two step merger of FKF's wholly-owned subsidiary, First Keystone Bank ("FKB") with and into the Bank, were completed. The acquisition of FKF, a federally chartered thrift institution with assets of approximately $480 million, enabled the Corporation to increase its regional footprint with the addition of eight full service branch locations, primarily in Delaware County, Pennsylvania.

The Corporation operates in a highly competitive market area that includes local, national and regional banks as competitors along with savings banks, credit unions, insurance companies, trust companies, registered investment advisors and mutual fund families. The Corporation and its subsidiaries are regulated by many regulatory agencies including the Securities and Exchange Commission ("SEC"), Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve and the Pennsylvania Department of Banking.

B. Basis of Presentation

The accounting policies of the Corporation conform to U.S. generally accepted accounting principles ("GAAP") and predominant practices within the banking industry.

The Consolidated Financial Statements include the accounts of the Corporation and its wholly owned subsidiaries. The Corporation's consolidated financial condition and results of operations consist almost entirely of the Bank's financial condition and results of operations. All material inter-company transactions and balances have been eliminated.

In preparing the Financial Statements, the Corporation is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the balance sheets, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that in 2012, actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to significant estimates are items such as the allowance for loan and lease losses and lending related commitments, goodwill and intangible assets, pension and post-retirement obligations, the fair value of financial instruments and other-than-temporary impairments. Among other effects, such changes could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending related commitments as well as increased pension and post-retirement expense.

C. Cash and Cash Equivalents

Cash and cash equivalents include cash and due from banks, interest –bearing deposits, federal funds sold and money market funds with other banks with original maturities of three months or less. Cash balances required to meet regulatory reserve requirements of the Federal Reserve Board amounted to $5.2 million and $4.6 million at December 31, 2011 and December 31, 2010, respectively.

D. Investment Securities – Available for Sale

Investment securities which are held for indefinite periods of time, which the Corporation intends to use as part of its asset/liability strategy, or which may be sold in response to changes in interest rates, changes in prepayment risk, increases in capital requirements, or other similar factors, are classified as available for sale and are carried at fair value. Net unrealized gains and losses for such securities, net of tax, are required to be recognized as a separate component of shareholders' equity and excluded from determination of net income. Gains or losses on disposition are based on the net proceeds and cost of the securities sold, adjusted for amortization of premiums and accretion of discounts, using the specific identification method.

Prior to April 1, 2009, declines in the fair value of available-for-sale securities below their cost that were deemed to be other than temporary were reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, the Corporation considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Beginning in April 1, 2009, the Corporation implemented ASC 370-10-65-1 "Recognition and Presentation of Other-Than-Temporary Impairments" that amended the accounting for recognizing other-than-temporary impairment for debt securities and expanded disclosure requirements for other-than-temporarily impaired debt and equity securities. Under the new guidance, companies are required to record other-than-temporary impairment charges through earnings if they have the intent to sell, or will more likely than not be required to sell, an impaired debt security before a recovery of its amortized cost basis. In addition, companies are required to record other-than-temporary impairment charges through earnings for the amount of credit losses, regardless of the intent or requirement to sell. Credit loss is measured as the difference between the present value of an impaired debt security's cash flows and its amortized cost basis. Non-credit-related write-downs to fair value must be recorded as decreases to accumulated other comprehensive income as long as the Corporation has no intent or it is more likely than not that the Corporation would not be required to sell an impaired security before a recovery of amortized cost basis. Since the Corporation did not have any other-than-temporary impairment for 2011 or 2010, the adoption of this guidance has had no impact.

E. Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized temporary losses, if any, are recognized through a valuation allowance by charges to income.

F. Portfolio Loans and Leases

The Corporation grants construction, commercial, residential mortgage and consumer loans to customers primarily in southeastern Pennsylvania and small-ticket equipment leasing to customers nationwide. Although the Corporation has a diversified loan and lease portfolio, its debtors' ability to honor their contracts is substantially dependent upon the real estate and general economic conditions of the region.

Loans and leases that the Corporation has the intention and ability to hold for the foreseeable future or until maturity or pay-off, generally are reported at their outstanding principal balance adjusted for charge-offs, the allowance for loan and lease losses and any deferred fees or costs on originated loans and leases. Interest income is accrued on the unpaid principal balance.

Loan and lease origination fees and loan and lease origination costs are deferred and recognized as an adjustment of the related yield using the interest method.

The accrual of interest on loans and leases is generally discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. Loans and leases are placed on non-accrual status or charged-off at an earlier date if collection of principal or interest is considered doubtful. All interest accrued, but not collected for loans that are placed on non-accrual status or charged-off, is reversed against interest income. All interest accrued, but not collected on leases that are placed on non-accrual status is not reversed against interest until the lease is charged-off at 120 days delinquent. The interest received on these non-accrual loans and leases is applied to reduce the carrying value of loans and leases. Loans and leases are returned to accrual status when all the principal and interest amounts contractually due are brought current, remain current for at least six months and future payments are reasonably assured.

In connection with the FKF Merger, the Corporation acquired $274.5 million of loans from FKF. Loans acquired in the merger were recorded at their fair value. The difference between the recorded fair value and the principal value is accreted to interest income over the contractual lives of the loans in accordance with ASC 310-20 (formerly SFAS 91). Certain acquired loans which were deemed to be credit impaired at acquisition are accounted for in accordance with ASC 310-30, as discussed below, in subsection I of this footnote.

G. Allowance for Loan and Lease Losses

The allowance for loan and lease losses ("Allowance") is established through a provision for loan and lease losses ("Provision") charged as an expense. Loans and leases are charged against the allowance when the Corporation believes that the principal is uncollectible. The allowance is maintained at a level that the Corporation believes is sufficient to absorb estimated potential credit losses.

The Corporation's determination of the adequacy of the allowance is based on periodic evaluations of the loan and lease portfolio and other relevant factors. However, this evaluation is inherently subjective as it requires significant estimates by the Corporation. Consideration is given to a variety of factors in establishing these estimates including specific terms and conditions of loans and leases, underwriting standards, delinquency statistics, historical charge-off history by portfolio segment, industry concentration, overall exposure to a single customer, adequacy of collateral, the dependence on collateral, and results of internal loan review, including a borrower's perceived financial and management strengths, the amounts and timing of the present value of future cash flows, and access to additional funds.

As part of the process of allocating the allowance to the different segments of the loan and lease portfolio, the Corporation considers certain credit quality indicators. For the commercial mortgage, construction and commercial and industrial loan segments, periodic reviews of the individual loans are performed by both in-house staff as well as external third-party loan review specialists. The result of these reviews is reflected in the risk grade assigned to each loan. In addition, the remaining segments of the loan and lease portfolio, which include residential mortgage, home equity lines and loans, consumer loans, and leases, are allocated portions of the allowance based on their performance status.

The evaluation process also considers the impact of competition, current and expected economic conditions, national and international events, the regulatory and legislative environment and inherent risks in the loan and lease portfolio. All of these factors may be susceptible to significant change. To the extent actual outcomes differ from the Corporation's estimates, an additional provision for loan and lease losses may be required that might adversely affect the Corporation's results of operations in future periods. In addition, various regulatory agencies, as an integral part of their examination processes, periodically review the allowance. Such agencies may require the Corporation to record additions to the allowance based on their judgment of information available to them at the time of their examination.

H. Other Investments and Federal Home Loan Bank Stock

Other investments include Community Reinvestment Act ("CRA") investments, and equity stocks without a readily determinable fair market value. The Corporation's investments in equity stocks include those issued by the Federal Home Loan Bank of Pittsburgh ("FHLB"), the Federal Reserve Bank and Atlantic Central Bankers Bank. The Corporation is required to hold FHLB stock as a condition of its borrowing funds from the FHLB. As of December 31, 2011, the carrying value of the Corporation's FHLB stock was $11.6 million. Ownership of FHLB stock is restricted and there is no market for these securities. In 2008, the FHLB reported significant losses due to numerous factors, including other-than-temporary impairment charges on its portfolio of private-label mortgage-backed securities. The FHLB announced a capital restoration plan in February of 2009 which restricted it from repurchasing or redeeming capital stock or paying dividends. In 2010, the FHLB resumed redemption and repurchase of its stock, repurchasing $749 thousand and $2.6 million from the Corporation in the twelve months ended December 31, 2010 and 2011, respectively. On February 22, 2012, the FHLB announced a quarterly dividend of 0.10% annualized. For further information on the FHLB stock, see Note 10 – "Short-Term and Other Borrowings".

I. Impaired Loans and Leases

A loan or lease is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the contractually scheduled payments of principal or interest. When assessing impairment, the Corporation considers various factors, which include payment status, realizable value of collateral and the probability of collecting scheduled principal and interest payments when due. Loans and leases that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

The Corporation determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Impairment is measured by either the present value of expected future cash flows discounted at the loan's contractual effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

In connection with the FKF Merger, certain loans were acquired which exhibited deteriorated credit quality since origination and for which the Bank does not expect to collect all contractual payments. Accounting for these purchased credit-impaired loans is done in accordance with ASC 310-30. The loans were recorded at fair value, reflecting the present value of the amounts expected to be collected. Income recognition on these loans is based on a reasonable expectation about the timing and amount of cash flows to be collected. Acquired loans deemed impaired and considered collateral dependent, with the timing of the sale of loan collateral indeterminate, remain on non-accrual status and have no accretable yield.

J. Troubled Debt Restructurings ("TDR"s)

A TDR occurs when a creditor, for economic or legal reasons related to a borrower's financial difficulties, modifies the original terms of the loan or lease or grants a concession to the borrower that it would not otherwise have granted. A concession may include an extension of repayment terms, a reduction in the interest rate or the forgiveness of principal and/or accrued interest. If the debtor is experiencing financial difficulty and the creditor has granted a concession, the Corporation will make the necessary disclosures related to the TDR. In certain cases, a modification may be made in an effort to retain a customer who is not experiencing financial difficulty. This type of modification is not considered to be a TDR.

K. Other Real Estate Owned ("OREO")

OREO consists of assets that the Corporation has acquired through foreclosure, by accepting a deed in lieu of foreclosure, or by taking possession of assets that were used as loan collateral. The Corporation reports OREO on the balance sheet within other assets, at the lower of cost or estimated fair value less cost to sell, adjusted periodically based on current appraisals. Costs relating to the development or improvement of assets, as well as the costs required to obtain legal title to the property are capitalized, while costs related to holding the property are charged to expense as incurred.

L. Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation and predetermined rent are recorded using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the expected lease term or the estimated useful lives, whichever is shorter.

M. Pension and Postretirement Benefit Plans

The Corporation has three defined benefit pension plans, one postretirement benefit plan and a 401(K) plan as discussed in Note 15 – "401(K) Plan and in Note 16 – Pension and Postretirement Benefit Plans". Net pension expense consists of service cost, interest cost, return on plan assets, amortization of prior service cost, amortization of transition obligations and amortization of net actuarial gains and losses. The Corporation accrues pension costs as incurred.

N. Bank Owned Life Insurance ("BOLI")

In connection with the FKF Merger, the Corporation acquired $18.7 million of BOLI.

BOLI is recorded at its cash surrender value on the balance sheet. Income from BOLI is tax-exempt and included as a component of other non-interest income.

O. Accounting for Stock-Based Compensation

Stock-based compensation cost is measured at the grant date, based on the fair value of the award and is recognized as an expense over the vesting period.

All share-based payments, including grants of stock options, restricted stock awards and performance-based stock awards, are recognized as compensation expense in the statement of income at their fair value. The fair value of stock option grants is determined using the Black-Scholes pricing model which considers the expected life of the options, the volatility of stock price, risk-free interest rate and annual dividend yield. The fair value of the restricted stock awards is based on their market value on the grant date, while the fair value of the performance-based stock awards is based on their grant-date market value in addition to the likelihood of attaining certain pre-determined performance goals utilizing the Monte Carlo Simulation model.

Stock-based compensation expense for 2011, 2010 and 2009 were $876 thousand, $539 thousand and $386 thousand, respectively.

P. Earnings Per Common Share

Basic earnings per common share excludes dilution and is computed by dividing income available to common shareholders by the weighted-average common shares outstanding during the period. Diluted earnings per common share takes into account the potential dilution that could occur if stock options were exercised and converted into common shares and restricted stock awards were vested. Proceeds assumed to have been received on options exercises are assumed to be used to purchase shares of the Corporation's common stock at the average market price during the period, as required by the treasury stock method of accounting. The effects of stock options are excluded from the computation of diluted earnings per share in periods in which the effect would be antidilutive. All weighted average shares, actual shares and per share information in the financial statements have been adjusted retroactively for the effect of stock dividends and splits.

Q. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Corporation recognizes the financial statement benefit of a tax position only after determining that the Corporation would more-likely-than-not sustain the position following an examination. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon settlement with the relevant tax authority. The Corporation applied these criteria to tax positions for which the statute of limitations remained open.

R. Revenue Recognition

With the exception of non-accrual loans and leases, the Corporation recognizes all sources of income on the accrual method. Additional information relating to wealth management fee revenue recognition follows:

The Corporation earns Wealth Management fee revenue from a variety of sources including fees from trust administration and other related fiduciary services, custody, investment management and advisory services, employee benefit account and IRA administration, estate settlement, tax service fees, shareholder service fees and brokerage. These fees are generally based on asset values and fluctuate with the market. Some of the revenues are not directly tied to asset value but are based on a flat fee for services provided. For many of our revenue sources, amounts are not received in the same accounting period in which they are earned. However, each source of Wealth Management fees is recorded on the accrual method of accounting.

The most significant portion of the Corporation's Wealth Management fees is derived from trust administration and other related services, custody, investment management and advisory services, and employee benefit account and IRA administration. These fees are generally billed in arrears, based on the market value of assets at the end of the previous billing period. A smaller number of customers are billed in a similar manner, but on a quarterly or annual basis and some revenues are not based on market values.

The balance of the Corporation's Wealth Management fees includes estate settlement fees and tax service fees, which are recorded when the related service is performed and asset management and brokerage fees on non-depository investment products, which are received one month in arrears, based on settled transactions. but are accrued in the month the settlement occurs.

Included in other assets on the balance sheet is a receivable for Wealth Management fees that have been earned but not yet collected. This receivable is reviewed quarterly for collectability.

S. Mortgage Servicing

The Corporation performs various servicing functions on loans owned by others. A fee, usually based on a percentage of the outstanding principal balance of the loan, is received for these services. Gain on sale of loans is based on the specific identification method.

Mortgage servicing rights ("MSR"s) are recognized as separate assets when rights are retained through the sale of financial assets. Capitalized servicing rights are amortized into non-interest expense in proportion to, and over the period of, the estimated future net servicing life of the underlying financial assets.

Servicing assets are evaluated quarterly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights by predominant characteristics, such as interest rate and terms. Fair value is determined based upon discounted cash flows using market-based assumptions. Impairment is recognized on the income statement to the extent the fair value is less than the capitalized amount for the stratum. A valuation allowance is utilized to record temporary impairment in MSRs. Temporary impairment is defined as impairment that is not deemed permanent. Permanent impairment is recorded as a reduction of the MSR and is not reversed.

T. Statement of Cash Flows

The Corporation's statement of cash flows details operating, investing and financing activities during the reported periods.

U. Goodwill and Intangible Assets

The Corporation accounts for goodwill and other intangible assets in accordance with ASC 350, "Intangibles – Goodwill and Other." The goodwill and intangible assets as of December 31, 2011, other than MSR's in Note 1-S above, are related to the acquisitions of Lau Associates and PWMG, which are components of the Wealth Management Segment and FKF, a component of the Banking Segment. The amount of goodwill initially recorded reflects the value assigned to the assets at the time of investment. Goodwill impairment tests are performed at least annually, or when events occur or circumstances change that would more likely than not reduce the fair value of the acquisition or investment.

The Corporation's impairment testing methodology is consistent with the methodology prescribed in ASC 350. Other intangible assets include the core deposit intangible, which was acquired in the FKF Merger, customer relationships and non-competition agreements acquired in connection with the PWMG Acquisition and the Lau Associates acquisition and a trade name acquired in the Lau Associates acquisition. The core deposit intangible is amortized over a ten year period utilizing a declining balance method. The customer relationships and non-competition agreement intangibles are amortized over the estimated useful lives of the assets which range from 10 to 20 years. The trade name intangible has an indefinite life and is evaluated for impairment annually.

V. Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

W. Recent Accounting Pronouncements

FASB ASC 820

Accounting Standards Update No. 2010-6 "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06") was issued in January 2010 to update ASC 820 "Fair Value measurements and Disclosures". ASU 2010-06 requires new disclosures (1) for significant transfers in and out of Level 1 and Level 2 including a description of the reason for the transfers and (2) in the reconciliation of Level 3 presenting sales, issuances and settlements gross rather than one net number. ASU 2010-06 also requires clarification of existing disclosures requiring (1) measurement disclosures for each "class" of assets and liabilities (a class being a subset of assets and liabilities within one line item in the statement of financial position) using judgment in determining the appropriate classes and (2) disclosures about inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3. The new disclosures and clarifications of existing disclosures were effective for interim and reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity Level 3 which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Corporation made the required disclosures in this Annual Report filed on Form 10-K.

FASB ASU No. 2010-20

Accounting Standards Update No. 2010-20 "Disclosures about Credit Quality of Financial Receivables and the Allowance for Credit Losses" ("ASU 2010-20") was issued July 2010. The ASU requires disclosure related to period-end information (i.e. credit quality information and the ending financing receivable balance segregated by impairment method) in all interim and annual reporting periods ending on or after December 15, 2010. Disclosures of activity that occur during a reporting period are required in interim or annual periods beginning on or after December 15, 2010. The Corporation adopted ASU 2010-20 and has provided disclosures required by ASU 2010-20 in this Annual Report filed on Form 10-K.

FASB ASU No. 2011-02

Accounting Standards Update No. 2011-02, "A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" was issued in April 2011. The amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and are applied retrospectively to the beginning of the annual period of adoption. The Corporation has adopted the methodologies prescribed by this ASU.

FASB ASU No. 2011-03

On April 29, 2011, the FASB issued ASU No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements (Topic 860)", which removes the collateral maintenance provision that is currently required when determining whether a transfer of a financial instrument is accounted for as a sale or a secured borrowing. The Corporation will adopt ASU No. 2011-03 in its consolidated financial statements in the first quarter of 2012. The Corporation is currently evaluating the impact of this standard on its financial condition, results of operations, and disclosures.

FASB ASU No. 2011-04

On May 12, 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (Topic 820)", which is a joint effort between the FASB and IASB to converge fair value measurement and disclosure guidance. The ASU permits measuring financial assets and liabilities on a net credit risk basis, if certain criteria are met. The ASU also increases disclosure surrounding company-determined market price (Level 3) financial instruments and also requires the fair value hierarchy disclosure of financial assets and liabilities that are not recognized at fair value in the statement of financial position, but are included in disclosures at fair value. The Corporation will adopt ASU No. 2011-04 in its consolidated financial statements in the first quarter of 2012. The Corporation is currently evaluating the impact of this standard on its financial condition, results of operations, and disclosures.

FASB ASU No. 2011-05

On June 16, 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income (Topic 220)", which requires companies to report total net income, each component of comprehensive income, and total comprehensive income on the face of the income statement, or as two consecutive statements. The Corporation has adopted ASU No. 2011-05 in its consolidated financial statements.

FASB ASU No. 2011-08

On September 15, 2011, the FASB issued ASU 2011-08, "Intangibles-Goodwill and Other– Testing Goodwill for Impairment. The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The provisions of ASU 2011-08 will be effective for years beginning after December 15, 2011 for both public and nonpublic entities, although earlier adoption is allowed. The Corporation does not expect that adoption of this standard will have a significant impact on the Company's consolidated financial statements.